Taxes on income - Deferred taxes (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes on income
Deferred tax assets	€ 398,491	€ 168,687	€ 1,937,851
Deferred tax liabilities	0	(703,812)	(2,023,878)
Unrecognised current tax losses	2,360,000
Deferred taxes charged to equity	9,000	67,000
Outside based differences no deferred tax liability recognized	242,000	156,000
Outside based differences indefinitely reinvested	755,000	490,000
Germany
Taxes on income
Deferred tax assets	0
Accumulated corporate income tax losses carried forward	27,726,000	17,658,000
Accumulated trade tax losses carried forward	27,132,000	17,246,000
Corporate income tax losses carried forward no deferred tax assets were recognized	27,601,000
Trade tax losses carried forward no deferred tax assets were recognized	27,005,000
Other countries
Taxes on income
Deferred tax assets	0
Accumulated corporate income tax losses carried forward	3,701,000	5,043,000
Accumulated trade tax losses carried forward	796,000	4,126,000
Intangible assets
Taxes on income
Deferred tax assets	158,134	115,923
Deferred tax liabilities	(292,338)	(476,530)	(576,234)
Property and equipment
Taxes on income
Deferred tax liabilities	(3,073,184)	(4,155,783)	(1,589,665)
Other financial assets
Taxes on income
Deferred tax assets			45,633
Inventories
Taxes on income
Deferred tax assets	58,186	312,529	317,440
Trade accounts receivables
Taxes on income
Deferred tax assets	163,841	50,849	305,873
Deferred tax liabilities		(13,913)	(19,992)
Other current assets
Taxes on income
Deferred tax liabilities	(85,795)	(2,319,362)	(732,527)
Cash and cash equivalents
Taxes on income
Deferred tax assets	8,100	13,596	48,119
Provisions
Taxes on income
Deferred tax assets	41,791	34,740	40,339
Deferred tax liabilities	(12,737)
Other financial liabilities
Taxes on income
Deferred tax liabilities			(11,221)
Lease liabilities
Taxes on income
Deferred tax assets	2,076,118	2,803,625
Loans
Taxes on income
Deferred tax assets			29,772
Trade accounts payable
Taxes on income
Deferred tax assets	691,939	880,190	138,878
Deferred tax liabilities	(60,747)	(86,100)
Provisions
Taxes on income
Deferred tax assets			237,526
Deferred tax liabilities			(232,600)
Lease liabilities
Taxes on income
Deferred tax assets	484,147	484,298
Other financial liabilities
Taxes on income
Deferred tax assets	208,879	39,935	15,983
Other non‑financial liabilities
Taxes on income
Deferred tax assets	2,359	15,778	10,324
Deferred tax liabilities	(10,445)	(4,011)
Losses carried forward
Taxes on income
Deferred tax assets	40,242	1,769,111	1,886,325
Deferred Taxes before netting
Taxes on income
Deferred tax assets	3,933,737	6,520,574	3,076,212
Deferred tax liabilities	(3,535,246)	(7,055,699)	(3,162,239)
Consolidation Adjustments
Taxes on income
Netting – deferred tax assets	(3,535,246)	(6,351,887)	(1,138,361)
Netting – deferred tax liabilities	3,535,246	€ 6,351,887	1,138,361
VIA optronics AG
Taxes on income
Deferred tax assets	0
Deductible temporary differences for which no deferred tax asset is recognised	3,184,000
VIA LLC (USA)
Taxes on income
Accumulated trade tax losses carried forward	€ 2,635,000
Period of unrecognised tax losses carry forward	20 years
VTS (Japan)
Taxes on income
Deferred tax liabilities			€ (2,857,000)
Unrecognised current tax losses	€ 850,000
Deductible temporary differences for which no deferred tax asset is recognised	€ 1,026,000